Financial Instruments (Details 3) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents at end of year	$ 193,869	$ 265,933	$ 99,330	$ 197,675
Deposits in banking corporations	129,792	113,686
Restricted cash	92,103	35,179
Financial assets measured at fair value through profit or loss	33,895	39,364
Trade receivables	39,822	17,900
Other receivables	36,953	28,147
Other financial assets	1,493	9,999
Current assets	423,704	413,311
Non-current assets:
Restricted cash	38,728	21,368
Financial assets measured at fair value through profit or loss	42,918	28,682
Other financial assets	94,396	13,561
Non-current assets	3,109,663	2,422,029
Current liabilities
Trade payables	(34,638)	(27,417)
Other payables	(77,864)	(46,058)
Other financial liabilities	(50,255)	(27,602)
Current maturities in respect of Debentures	(15,832)	(17,914)
Current maturities of lease liability	(5,850)	(5,686)
Current liabilities	(385,349)	(201,066)
Non-current liabilities
Debentures	(238,520)	(286,656)
Convertible Debentures	(131,385)	(100,995)
Loans from banking corporations and other financial institutions	(1,419,057)	(1,168,569)
Loans from non-controlling interests	(90,908)	(78,113)
Lease liability	(93,773)	(99,960)
Non-current liabilities	(2,097,984)	(1,876,893)
Financial risk [member]
Current assets:
Cash and cash equivalents at end of year	193,869	265,933
Deposits in banking corporations	4,054
Restricted cash	92,103	35,179
Financial assets measured at fair value through profit or loss	33,895	39,364
Trade receivables	39,822	17,900
Other receivables	6,179	4,958
Current maturities of Loans to equity-accounted entities	13,893
Other financial assets	1,493	9,999
Current assets	385,308	373,333
Non-current assets:
Restricted cash	38,728	21,368
Long term receivables	4,767	5,247
Financial assets measured at fair value through profit or loss	42,918	28,682
Loans to equity-accounted entities	14,184	26,264
Other financial assets	94,396	13,562
Non-current assets	194,993	95,123
Current liabilities
Credit and current maturities in respect of loans from banking corporations and other financial institutions	(165,627)	(61,822)
Trade payables	(34,638)	(27,417)
Other payables	(68,037)	(42,395)
Other financial liabilities	(50,255)	(27,602)
Current maturities in respect of Debentures	(15,832)	(17,914)
Current maturities of lease liability	(5,850)	(5,686)
Financial liabilities measured at fair value through profit or loss	(35,283)	(14,567)
Current liabilities	(375,522)	(197,403)
Non-current liabilities
Debentures	(238,520)	(286,656)
Convertible Debentures	(131,385)	(100,995)
Loans from banking corporations and other financial institutions	(1,419,057)	(1,168,569)
Loans from non-controlling interests	(90,908)	(78,113)
Lease liability	(93,773)	(99,960)
Other long term payables	(12,238)	(1,132)
Financial liabilities through profit or loss		(77,952)
Other financial liabilities	(48,068)	(15,300)
Non-current liabilities	(2,033,949)	(1,828,677)
Total assets (liabilities), net	1,829,170	1,557,626
Financial risk [member] | Linked [Member] | Consumer Price Index [Member]
Current assets:
Cash and cash equivalents at end of year	0	0
Deposits in banking corporations	0
Restricted cash	0	0
Financial assets measured at fair value through profit or loss	12,974	14,506
Trade receivables	0	0
Other receivables	427	456
Current maturities of Loans to equity-accounted entities	0
Other financial assets	0	0
Current assets	13,401	14,962
Non-current assets:
Restricted cash	0	0
Long term receivables	0	0
Financial assets measured at fair value through profit or loss	0	0
Loans to equity-accounted entities	6,622	24,200
Other financial assets	5,253	6,105
Non-current assets	11,875	30,305
Current liabilities
Credit and current maturities in respect of loans from banking corporations and other financial institutions	(32,860)	(30,555)
Trade payables	0	0
Other payables	(1,143)	(858)
Other financial liabilities	0	0
Current maturities in respect of Debentures	0	0
Current maturities of lease liability	(4,202)	(4,521)
Financial liabilities measured at fair value through profit or loss		0
Current liabilities	(38,205)	(35,934)
Non-current liabilities
Debentures	0	0
Convertible Debentures	0	0
Loans from banking corporations and other financial institutions	(757,543)	(731,342)
Loans from non-controlling interests	0	0
Lease liability	(58,535)	(62,989)
Other long term payables	0	0
Financial liabilities through profit or loss		(2,956)
Other financial liabilities	(2,584)	0
Non-current liabilities	(818,662)	(797,287)
Total assets (liabilities), net	831,591	787,954
Financial risk [member] | Linked [Member] | EUR [Member]
Current assets:
Cash and cash equivalents at end of year	56,327	54,293
Deposits in banking corporations	4,054
Restricted cash	16,551	17,058
Financial assets measured at fair value through profit or loss	0	0
Trade receivables	29,074	11,521
Other receivables	880	2,607
Current maturities of Loans to equity-accounted entities	0
Other financial assets	0	0
Current assets	106,886	85,479
Non-current assets:
Restricted cash	20,140	11,989
Long term receivables	4,765	5,247
Financial assets measured at fair value through profit or loss	42,918	28,682
Loans to equity-accounted entities	3,429	874
Other financial assets	78,811	3,852
Non-current assets	150,063	50,644
Current liabilities
Credit and current maturities in respect of loans from banking corporations and other financial institutions	(54,071)	(28,032)
Trade payables	(13,532)	(21,576)
Other payables	(20,920)	(27,552)
Other financial liabilities	(50,255)	(18,679)
Current maturities in respect of Debentures	0	0
Current maturities of lease liability	(1,528)	(1,039)
Financial liabilities measured at fair value through profit or loss	0	0
Current liabilities	(140,306)	(96,878)
Non-current liabilities
Debentures	0	0
Convertible Debentures	0	0
Loans from banking corporations and other financial institutions	(572,166)	(381,552)
Loans from non-controlling interests	(76,787)	(62,841)
Lease liability	(33,769)	(35,385)
Other long term payables	0	(1,132)
Financial liabilities through profit or loss		0
Other financial liabilities	0	(15,300)
Non-current liabilities	(682,722)	(496,210)
Total assets (liabilities), net	566,079	456,965
Financial risk [member] | Linked [Member] | USD [Member]
Current assets:
Cash and cash equivalents at end of year	1,582	1,837
Deposits in banking corporations	0
Restricted cash	0	0
Financial assets measured at fair value through profit or loss	366	515
Trade receivables	785	1,752
Other receivables	0	0
Current maturities of Loans to equity-accounted entities	0
Other financial assets	0	0
Current assets	2,733	4,104
Non-current assets:
Restricted cash	0	0
Long term receivables	0	0
Financial assets measured at fair value through profit or loss	0	0
Loans to equity-accounted entities	0	0
Other financial assets	0	0
Non-current assets	0	0
Current liabilities
Credit and current maturities in respect of loans from banking corporations and other financial institutions	(75,576)	0
Trade payables	(15,495)	(1,453)
Other payables	(15,567)	(3,887)
Other financial liabilities	0	0
Current maturities in respect of Debentures	0	0
Current maturities of lease liability	0	0
Financial liabilities measured at fair value through profit or loss	(35,283)	(14,567)
Current liabilities	(141,921)	(19,907)
Non-current liabilities
Debentures	0	0
Convertible Debentures	0	0
Loans from banking corporations and other financial institutions	(42,797)	0
Loans from non-controlling interests	0	0
Lease liability	0	0
Other long term payables	(12,238)	0
Financial liabilities through profit or loss		(74,996)
Other financial liabilities	(45,484)	0
Non-current liabilities	(100,519)	(74,996)
Total assets (liabilities), net	239,707	90,799
Financial risk [member] | Linked [Member] | HRK [Member]
Current assets:
Cash and cash equivalents at end of year	49,535	25,394
Deposits in banking corporations	0
Restricted cash	3,732	0
Financial assets measured at fair value through profit or loss	0	0
Trade receivables	601	635
Other receivables	0	40
Current maturities of Loans to equity-accounted entities	0
Other financial assets	0	0
Current assets	53,868	26,069
Non-current assets:
Restricted cash	1,281	0
Long term receivables	0	0
Financial assets measured at fair value through profit or loss	0	0
Loans to equity-accounted entities	0	0
Other financial assets	0	0
Non-current assets	1,281	0
Current liabilities
Credit and current maturities in respect of loans from banking corporations and other financial institutions	(1,585)	(1,639)
Trade payables	0	(275)
Other payables	(1,242)	(134)
Other financial liabilities	0	0
Current maturities in respect of Debentures	0	0
Current maturities of lease liability	0	0
Financial liabilities measured at fair value through profit or loss	0	0
Current liabilities	(2,827)	(2,048)
Non-current liabilities
Debentures	0	0
Convertible Debentures	0	0
Loans from banking corporations and other financial institutions	(14,358)	(16,945)
Loans from non-controlling interests	0	0
Lease liability	0	0
Other long term payables	0	0
Financial liabilities through profit or loss		0
Other financial liabilities	0	0
Non-current liabilities	(14,358)	(16,945)
Total assets (liabilities), net	37,964	7,076
Financial risk [member] | Linked [Member] | HUF [Member]
Current assets:
Cash and cash equivalents at end of year	2,752	1,946
Deposits in banking corporations	0
Restricted cash	558	0
Financial assets measured at fair value through profit or loss	0	0
Trade receivables	325	133
Other receivables	0	0
Current maturities of Loans to equity-accounted entities	0
Other financial assets	0	0
Current assets	3,635	2,079
Non-current assets:
Restricted cash	3,782	1,917
Long term receivables	0	0
Financial assets measured at fair value through profit or loss	0	0
Loans to equity-accounted entities	0	0
Other financial assets	10,332	3,605
Non-current assets	14,114	5,522
Current liabilities
Credit and current maturities in respect of loans from banking corporations and other financial institutions	(1,535)	(1,596)
Trade payables	(68)	(5)
Other payables	(240)	(200)
Other financial liabilities	0	0
Current maturities in respect of Debentures	0	0
Current maturities of lease liability	(80)	(82)
Financial liabilities measured at fair value through profit or loss	0	0
Current liabilities	(1,923)	(1,883)
Non-current liabilities
Debentures	0	0
Convertible Debentures	0	0
Loans from banking corporations and other financial institutions	(32,193)	(38,730)
Loans from non-controlling interests	0	0
Lease liability	(1,134)	(1,180)
Other long term payables	0	0
Financial liabilities through profit or loss		0
Other financial liabilities	0	0
Non-current liabilities	(33,327)	(39,910)
Total assets (liabilities), net	17,501	34,192
Financial risk [member] | Unlinked [Member]
Current assets:
Cash and cash equivalents at end of year	83,673	182,463
Deposits in banking corporations	0
Restricted cash	71,262	18,121
Financial assets measured at fair value through profit or loss	20,555	24,343
Trade receivables	9,037	3,859
Other receivables	4,872	1,855
Current maturities of Loans to equity-accounted entities	13,893
Other financial assets	1,493	9,999
Current assets	204,785	240,640
Non-current assets:
Restricted cash	13,525	7,462
Long term receivables	2	0
Financial assets measured at fair value through profit or loss	0	0
Loans to equity-accounted entities	4,133	1,190
Other financial assets	0	0
Non-current assets	17,660	8,652
Current liabilities
Credit and current maturities in respect of loans from banking corporations and other financial institutions	0	0
Trade payables	(5,543)	(4,108)
Other payables	(28,925)	(9,764)
Other financial liabilities	0	(8,923)
Current maturities in respect of Debentures	(15,832)	(17,914)
Current maturities of lease liability	(40)	(44)
Financial liabilities measured at fair value through profit or loss	0	0
Current liabilities	(50,340)	(40,753)
Non-current liabilities
Debentures	(238,520)	(286,656)
Convertible Debentures	(131,385)	(100,995)
Loans from banking corporations and other financial institutions	0	0
Loans from non-controlling interests	(14,121)	(15,272)
Lease liability	(335)	(406)
Other long term payables	0	0
Financial liabilities through profit or loss		0
Other financial liabilities	0	0
Non-current liabilities	(384,361)	(403,329)
Total assets (liabilities), net	$ 212,256	$ 194,792